UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-05385

DWS Value Series, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  11/30

Date of reporting period: 8/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2010 (Unaudited)

DWS Large Cap Value Fund

	Shares	Value ($)
Common Stocks 94.3%
Consumer Discretionary 5.7%
Distributors 2.0%
Genuine Parts Co. (a)	713,854	29,931,898
Diversified Consumer Services 1.5%
H&R Block, Inc. (a)	1,770,006	22,744,577
Hotels Restaurants & Leisure 1.2%
Carnival Corp. (Units) (a)	612,755	19,105,701
Textiles, Apparel & Luxury Goods 1.0%
VF Corp. (a)	225,988	15,959,273
Consumer Staples 11.1%
Beverages 1.1%
PepsiCo, Inc.	272,338	17,478,653
Food & Staples Retailing 2.8%
CVS Caremark Corp.	840,530	22,694,310
Kroger Co.	1,004,895	19,826,578

		42,520,888
Food Products 3.0%
General Mills, Inc. (a)	419,334	15,163,117
Kellogg Co. (a)	357,186	17,745,000
Mead Johnson Nutrition Co. (a)	258,425	13,487,201

		46,395,318
Tobacco 4.2%
Altria Group, Inc. (a)	1,446,451	32,284,786
Philip Morris International, Inc.	608,585	31,305,613

		63,590,399
Energy 17.0%
Energy Equipment & Services 5.7%
Ensco PLC (ADR)	541,546	22,273,787
Halliburton Co. (a)	821,739	23,181,257
Noble Corp. (a)	759,968	23,650,204
Transocean Ltd.* (a)	346,953	17,659,908

		86,765,156
Oil, Gas & Consumable Fuels 11.3%
Canadian Natural Resources Ltd.	559,130	17,942,482
Chevron Corp.	419,771	31,130,217
ConocoPhillips	427,109	22,393,325
ExxonMobil Corp.	418,090	24,734,204
Marathon Oil Corp.	992,860	30,272,302
Nexen, Inc.	837,821	15,508,067
Suncor Energy, Inc. (a)	1,033,109	31,261,878

		173,242,475
Financials 10.3%
Capital Markets 0.8%
Ameriprise Financial, Inc. (a)	296,321	12,913,669
Diversified Financial Services 2.0%
Bank of America Corp.	670,278	8,344,961
JPMorgan Chase & Co.	622,932	22,649,808

		30,994,769
Insurance 7.5%
Assurant, Inc. (a)	632,199	23,113,195
Fidelity National Financial, Inc. "A" (a)	1,234,041	17,905,935
HCC Insurance Holdings, Inc.	613,421	15,476,612
Lincoln National Corp.	1,119,533	26,152,291
PartnerRe Ltd. (a)	423,952	31,563,226

		114,211,259
Health Care 10.9%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	601,588	25,603,585
Becton, Dickinson & Co. (a)	273,746	18,666,740

		44,270,325
Health Care Providers & Services 2.9%
McKesson Corp.	477,102	27,695,771
WellPoint, Inc.*	321,089	15,951,702

		43,647,473
Life Sciences Tools & Services 0.9%
Thermo Fisher Scientific, Inc.*	343,949	14,487,132
Pharmaceuticals 4.2%
Merck & Co., Inc.	903,751	31,775,885
Teva Pharmaceutical Industries Ltd. (ADR)	626,400	31,683,312

		63,459,197
Industrials 8.2%
Aerospace & Defense 5.1%
Honeywell International, Inc.	486,322	19,010,327
L-3 Communications Holdings, Inc. (a)	290,889	19,373,207
Lockheed Martin Corp. (a)	317,247	22,055,011
United Technologies Corp. (a)	263,784	17,201,355

		77,639,900
Electrical Equipment 1.5%
Emerson Electric Co. (a)	495,080	23,095,482
Machinery 1.6%
Dover Corp. (a)	532,227	23,822,481
Information Technology 5.5%
Communications Equipment 0.7%
Brocade Communications Systems, Inc.* (a)	2,060,907	10,345,753
Computers & Peripherals 1.7%
Hewlett-Packard Co.	685,045	26,360,531
IT Services 1.0%
Automatic Data Processing, Inc. (a)	418,012	16,139,443
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp. (a)	918,844	16,281,916
Software 1.0%
Microsoft Corp.	641,233	15,056,151
Materials 6.3%
Chemicals 3.5%
Air Products & Chemicals, Inc. (a)	369,585	27,360,378
Praxair, Inc. (a)	310,312	26,696,141

		54,056,519
Containers & Packaging 1.8%
Sonoco Products Co. (a)	852,006	26,795,589
Metals & Mining 1.0%
Kinross Gold Corp. (a)	866,072	14,653,938
Telecommunication Services 8.5%
Diversified Telecommunication Services 7.0%
AT&T, Inc. (a)	1,339,138	36,196,900
BCE, Inc. (a)	394,584	12,326,804
CenturyLink, Inc. (a)	1,056,527	38,204,017
Verizon Communications, Inc. (a)	692,255	20,428,445

		107,156,166
Wireless Telecommunication Services 1.5%
Vodafone Group PLC (ADR) (a)	965,214	23,338,874
Utilities 10.8%
Electric Utilities 8.6%
Allegheny Energy, Inc. (a)	812,707	18,326,543
American Electric Power Co., Inc. (a)	613,433	21,721,663
Duke Energy Corp. (a)	1,071,511	18,419,274
Entergy Corp. (a)	290,468	22,900,497
Exelon Corp. (a)	255,579	10,407,177
FirstEnergy Corp. (a)	543,525	19,854,968
Southern Co. (a)	544,144	19,964,643

		131,594,765
Multi-Utilities 2.2%
PG&E Corp. (a)	724,784	33,890,900

Total Common Stocks (Cost $1,409,241,795)		1,441,946,570
Securities Lending Collateral 38.3%
Daily Assets Fund Institutional, 0.30% (b) (c) (Cost $584,948,525)	584,948,525	584,948,525
Cash Equivalents 5.6%
Central Cash Management Fund, 0.25% (b) (Cost $84,897,396)	84,897,396	84,897,396

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,079,087,716) †	138.2	2,111,792,491
Other Assets and Liabilities, Net	(38.2)	(583,540,581)

Net Assets	100.0	1,528,251,910

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,099,917,283.  At August 31, 2010, net unrealized appreciation for all securities based on tax cost was $11,875,208.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $136,251,380 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $124,376,172.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2010 amounted to $571,042,037 which is 37.4% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2010 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(d)	$1,441,946,570	$—	$—	$1,441,946,570
Short-Term Investments(d)	669,845,921	—	—	669,845,921
Total	$2,111,792,491	$—	$—	$2,111,792,491

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended August 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Large Cap Value Fund, a series of DWS Value Series, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	October 21, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	October 21, 2010